Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Disclosure Of Non Current Assets Or Disposal Groups Classified As Held For Sale [Abstract]
ASSETS HELD FOR SALE

NOTE 10: ASSETS HELD FOR SALE

The following table summarizes the movement of assets held for sale:

	Antminer S9 Miners (a)		Innosilicon T2T, Canaan Avalon A10, Antminer T15 & Antminer S15 Miners (b)		MicroBT Whatsminer M20S Miners (c)		TOTAL
	Quantity	Value	Quantity	Value	Quantity	Value	Quantity	Value
Balance as of January 1, 2021	—	—	—	—	—	—	—	—
Additions	6,318	371	—	—	—	—	6,318	371
Dispositions	(258)	(50)	—	—	—	—	(258)	(50)
Impairment reversal	—	890	—	—	—	—	—	890
Balance as of December 31, 2021	6,060	1,211	—	—	—	—	6,060	1,211
Additions	—	—	2,051	325	4,071	1,778	6,122	2,103
Dispositions	(3,982)	(779)	(207)	(22)	(1,559)	(748)	(5,748)	(1,549)
Impairment	(2,078)	(432)	(572)	(113)	—	—	(2,650)	(545)
Balance as of December 31, 2022	—	—	1,272	190	2,512	1,030	3,784	1,220

a.	Antminer S9 Miners

During the year ended December 31, 2021, the Company ceased using its Antminer S9 Miners and planned to dispose of them within the next 12 months. During the year ended December 31, 2021, 258 Antminer S9 Miners with a carrying amount of $50 were disposed for net proceeds of $75 resulting in a gain of $25.

During the year ended December 31, 2022, 3,982 Antminer S9 Miners with a carrying amount of $779 were disposed for net proceeds of $101 resulting in a loss of $678. The remaining Antminer S9 Miners were not sold within 12 months since being classified as held for sale in 2021 due to the decline of the BTC price during the year ended December 31, 2022. As a result, these Miners were written off and an impairment loss of $432 was recognized. Refer to Note 11.

b.	Innosilicon T2T, Canaan Avalon A10, Antminer T15 and Antminer S15 Miners

During the year ended December 31, 2022, the Company ceased using Innosilicon T2T Miners, Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners with plans to dispose of them within the next 12 months. During the year ended December 31, 2022, 207 Antminer T15 Miners with a carrying amount of $22 were disposed for net proceeds of $31 resulting in a gain of $9. In addition, due to the decline of the BTC price during the year ended December 31, 2022, the remaining Canaan Avalon A10 Miners, Antminer T15 Miners and Antminer S15 Miners were written off and an impairment loss of $113 was recognized. Refer to Note 11.

c.	MicroBT Whatsminer M20S Miners

During the year ended December 31, 2022, the Company ceased using its MicroBT Whatsminer M20S Miners and plans to dispose of them within the next 12 months. The Company sold 1,559 MicroBT Whatsminer M20S Miners with a carrying amount of $748 and disposed of them for net proceeds of $896 resulting in a gain of $148. Management determined that the remaining MicroBT Whatsminer M20S Miners continue to meet the criteria to be classified as held for sale as of December 31, 2022.